Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense [Abstract]
Gross interest expense	$ 106.0	$ 105.0	$ 110.4
Capitalized interest	0.0	7.3	7.1
Net interest expense	$ 106.0	$ 97.7	$ 103.3